Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012	Sep. 24, 2011
Income Taxes [Line Items]
Foreign pretax earnings	$ 33,600,000,000	$ 30,500,000,000	$ 36,800,000,000
Statutory tax rate in foreign operations	12.50%
Undistributed earnings of foreign subsidiaries	69,700,000,000
Deferred tax liability related to foreign earnings that may be repatriated	23,300,000,000
Cash, cash equivalents and marketable securities held by foreign subsidiaries	137,100,000,000	111,300,000,000
Reconciliation of provision for income taxes, statutory federal income tax rate	35.00%	35.00%	35.00%
Tax benefits from equity awards	706,000,000	643,000,000	1,400,000,000
Measurement of tax position, minimum likelihood of tax benefits being realized upon the ultimate settlement, percentage	50.00%
Gross unrecognized tax benefits	4,033,000,000	2,714,000,000	2,062,000,000	1,375,000,000
Unrecognized tax benefits that would affect effective tax rate, if recognized	1,400,000,000	1,400,000,000
Unrecognized tax benefits, gross interest and penalties accrued	630,000,000	590,000,000
Recognized interest and penalty expense of tax matters	40,000,000	189,000,000	140,000,000
Reduction in gross unrecognized tax benefits due to review by IRS	570,000,000
Tax benefit recognized in connection with the IRS review	$ 166,000,000